Included in Profit Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Social contributions and sponsorships	$ (19.4)	$ (18.5)	$ (18.1)
Rehabilitation expense	(4.0)	8.9	(10.8)
Offshore structure costs	(18.6)	(14.7)	(14.6)
Restructuring costs	(7.8)	(11.3)	(1.3)
Audit fee	(3.5)	(3.9)	(3.2)
Non-audit services fee	(0.4)	(0.5)	(0.1)
Yamana breakage fee, net of costs	0.0	300.0	0.0
Yamana transaction costs	0.0	(33.0)	0.0
Tarkwa
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(1.6)	(8.7)	(1.3)
Damang
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	(5.5)	(2.6)	0.0
St Ives
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	$ (0.7)	0.0	$ 0.0
Yamana
Disclosure of attribution of expenses by nature to their function [line items]
Yamana breakage fee, net of costs		300.0
Yamana transaction costs		$ 33.0